Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies

Note 20 – Commitments and contingencies

From time to time, the Company is involved in legal matters arising in the ordinary course of business.  Management currently is not aware of any legal matters or pending litigation, which would have a significant effect on the Company’s consolidated financial statements as of December 31, 2011 and 2010.

Our contractual obligations primarily consist of operating lease obligations and capital commitments. The following table sets forth a breakdown of our contractual obligations as of December 31, 2011, and their maturity profile:

	Payment Due by Period
	Total	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years
	(U.S. Dollar)
Capital contributions (1)	2,250,040	500,000	1,750,040	-	-
Operating lease obligations (2)
- Honesty Group	314,057	68,109	147,569	98,379	-
Total	2,564,097	568,109	1,897,609	98,379	-

(1)	The registered capital of SGOCO (Fujian) and Beijing SGOCO are $2,200,000 and $500,000, respectively. As of December 31, 2011, SGOCO International had paid capital of $449,960 and $nil to SGOCO (Fujian) and Beijing SGOCO, respectively. SGOCO International must pay the rest obligations within two years of the date of issuance of each subsidiary’s business license according to PRC registration capital management rules. As of March 19, 2012, SGOCO International had paid registered capital of $100,950 to Beijing SGOCO.

(2)	Lease obligations for our office premises, warehouses, computer and other hardware. Following the Sale of Honesty Group, the Company rents from Honesty Group 3,000 square meters for office premises, warehouses and staff dormitory in Fujian at a monthly rent of RMB41,000 for a period of 1-7 years from July 1, 2011.